Intangible and other assets (Tables)	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Schedule of Intangible and other assets by major class
In millions	December 31,	2011	2010
Deferred and long-term receivables		$98	$101
Intangible assets (A)		54	54
Investments (B)		31	25
Pension asset (Note 12)		-	442
Other		78	77
Total intangible and other assets		$261	$699

A. Intangible assets

Intangible assets consist mainly of customer contracts and relationships assumed through past acquisitions

B. Investments

As at December 31, 2011, the Company had $21 million ($21 million as at December 31, 2010) of investments accounted for under the equity method and $10 million ($4 million as at December 31, 2010) of investments accounted for under the cost method.